Note 9 - Fixed Assets - 10Q (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Note 9 - Fixed Assets - 10Q (Details) [Line Items]
Depreciation	$ 110,000	$ 140,000
Depreciation, Depletion and Amortization			535,000	599,000	1,154,000	1,254,000
Accrual Basis [Member]
Note 9 - Fixed Assets - 10Q (Details) [Line Items]
Depreciation, Depletion and Amortization					$ 533,000	$ 633,000